Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As required by Item 402(x) of Regulation S-K, we are providing the following summary of the timing of option awards in relation to the disclosure of material non-public information. The company typically makes option awards to its executive officers a) upon hire and b) upon determination of exceptional performance. In 2025, the Company concluded an APO and in conjunction with that effort, which was significant, awarded employees (in general) and named executive officers options on October 1, 2025, more than a month prior to filing the Form 10-Q for the third quarter of 2025. Upon conversation with the Compensation Committee's Consultant, Meridian, the Committee determined that two of those option awards (to Messrs. Sloane and Parker only) did not adequately reflect the level of effort put forth by each to support the Company during that offering. Accordingly, in November, by written consent, the Compensation Committee granted Messrs. Sloane and Parker additional options.

Neither the Compensation Committee nor the Board took material nonpublic information into account when determining the timing and terms of these equity awards in 2025. Instead, the timing of grants is determined as above, with performance and in accordance with the yearly compensation cycle to incentivize the executives to deliver on the Company's strategic objectives. Moreover, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The company typically makes option awards to its executive officers a) upon hire and b) upon determination of exceptional performance. In 2025, the Company concluded an APO and in conjunction with that effort, which was significant, awarded employees (in general) and named executive officers options on October 1, 2025, more than a month prior to filing the Form 10-Q for the third quarter of 2025. Upon conversation with the Compensation Committee's Consultant, Meridian, the Committee determined that two of those option awards (to Messrs. Sloane and Parker only) did not adequately reflect the level of effort put forth by each to support the Company during that offering. Accordingly, in November, by written consent, the Compensation Committee granted Messrs. Sloane and Parker additional options.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Neither the Compensation Committee nor the Board took material nonpublic information into account when determining the timing and terms of these equity awards in 2025. Instead, the timing of grants is determined as above, with performance and in accordance with the yearly compensation cycle to incentivize the executives to deliver on the Company's strategic objectives. Moreover, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false